Other Assets	12 Months Ended
Dec. 31, 2010
Other Assets [Abstract]
Other Assets

15.	Other Assets

Other assets as of December 31, 2009 and 2010 consisted of the following:

	Korean Won (in millions)
	2009	2010

Other accounts receivable	499,031	654,776
Domestic exchange settlements debits with other banks	612,305	1,150,620
Security deposits	1,170,326	1,174,207
Prepaid expenses	157,540	138,186
Prepaid corporate income tax	12,065	8,609
Deferred tax assets (see Note 29)	426,544	467,917
Income tax receivable	83,962	15,278
Other	93,911	108,916

Total	3,055,684	3,718,509